UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON
THE FORM 13F FILED ON AUGUST 14, 2008 PURSUANT TO A REQUEST
FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL
TREATMENT EXPIRED ON OCTOBER 15, 2008.


Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [X]; Amendment Number: 2

This Amendment (Check only one.):  [  ] is a restatement.
                                   [ X] adds new holdings
                                   entries.
Institutional Investment Manager
Filing this Report:
                 Name:             Fore Research & Management, LP
                 Address:          280 Park Avenue, 43rd floor
                                   New York, New York 10017

                 13F File Number:  028-11162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Ari Burstein
Title:              Chief Compliance Officer
Phone:              212-984-3800
Signature,          Place,                           and Date of
                                                     Signing:
/s/ Ari Burstein,   New York, New York               October 20, 2008

Report Type (Check only one.):

                    [ X]        13F HOLDINGS REPORT.
                    [  ]        13F NOTICE.
                    [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0

Form 13F Information Table Entry       12
Total:
Form 13F Information Table Value       $1,138,306
Total:                                 (in thousands)

List of Other Included Managers:

                              FORM 13F INFORMATION TABLE
NAME OF ISSUER                TITLE OF CLASS        CUSIP     VALUE   SHARES /   SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
                                                               (x$1000  PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE      SHARED NONE
--------------------------    -------------------   --------- ------  -------   --   --   ------  ------    ------   ------ -----
CHINA MED TECHNOLOGIES INC    NOTE 3.500%11/1       169483AB0    48761  29250000 PRN        SOLE             29250000
CONMED CORP                   NOTE 2.500%11/1       207410AD3    75945  79432000 PRN        SOLE             79432000
DOLLAR FINL CORP              NOTE 2.875% 6/3       256664AB9      698   1000000 PRN        SOLE              1000000
EURONET WORLDWIDE INC         DBCV 1.625%12/1       298736AD1    40870  44006000 PRN        SOLE             44006000
ISTAR FINL INC                FRNT 10/0             45031UBF7    59392  78100000 PRN        SOLE             78100000
L-1 IDENTITY SOLUTIONS INC    NOTE 3.750% 5/1       50212AAB2    19673  23122000 PRN        SOLE             23122000
LAMAR ADVERTISING CO          NOTE 2.875%12/3       512815AH4    47661  48100000 PRN        SOLE             48100000
MACROVISION CORP              NOTE 2.625% 8/1       555904AB7    58729  65860000 PRN        SOLE             65860000
MERRILL LYNCH & CO INC        NOTE 3/1              590188W46   452049 443598000 PRN        SOLE            443598000
NATIONAL CITY CORP            NOTE 4.000% 2/0       635405AW3   239065 294000000 PRN        SOLE            294000000
SPSS INC                      NOTE 2.500% 3/1 ADDED 78462KAB8    21874  21000000 PRN        SOLE             21000000
SUNPOWER CORP                 DBCV 0.750% 8/0 ADDED 867652AB5    73589  65300000 PRN        SOLE             65300000